ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 98.5%

Airlines – 2.4%
Ryanair Holdings PLC (Ireland)*(a)	16,856	$1,938,440

Apparel – 3.8%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	23,094	3,090,901

Auto Manufacturers – 2.5%
Tata Motors Ltd. (India)*(a)	100,000	2,079,000

Banks – 7.2%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)(b)	343,390	1,792,496
HDFC Bank Ltd. (India)*(a)	26,826	2,084,112
ICICI Bank Ltd. (India)*(a)(b)	126,444	2,026,897
Total Banks		5,903,505

Biotechnology – 7.6%
Argenx SE (Netherlands)*(a)	15,677	4,317,289
BioNTech SE (Germany)*(a)	17,866	1,950,789
Total Biotechnology		6,268,078

Building Materials – 5.3%
Cemex SAB de CV (Mexico)*(a)	335,594	2,339,090
CRH PLC (Ireland)(a)	42,608	2,001,724
Total Building Materials		4,340,814

Chemicals – 2.6%
Sociedad Quimica y Minera de Chile SA (Chile)(a)	39,700	2,106,879

Commercial Services – 2.2%
New Oriental Education & Technology Group, Inc. (China)*(a)	131,194	1,836,716

Computers – 3.2%
Logitech International SA (Switzerland)(b)	25,430	2,657,435

Electrical Components & Equipment – 2.4%
ABB Ltd. (Switzerland)(a)	63,796	1,943,864

Energy - Alternate Sources – 3.2%
JinkoSolar Holding Co., Ltd. (China)*(a)(b)	26,180	1,091,444
Vestas Wind Systems A/S (Denmark)(a)	22,355	1,559,708
Total Energy - Alternate Sources		2,651,152

Healthcare - Products – 1.9%
Koninklijke Philips NV (Netherlands)*(b)	27,939	1,593,361

Home Furnishings – 2.5%
Sony Corp. (Japan)(a)(b)	19,595	2,077,266

Internet – 15.0%
21Vianet Group, Inc. (China)*(a)(b)	73,479	2,373,372
MakeMyTrip Ltd. (India)*(b)	66,223	2,091,322
MercadoLibre, Inc. (Argentina)*	2,503	3,684,766
Tencent Holdings Ltd. (China)(a)(b)	24,356	1,943,609
Vipshop Holdings Ltd. (China)*(a)	73,980	2,209,043
Total Internet		12,302,112

Iron / Steel – 10.6%
ArcelorMittal SA (Luxembourg)*(b)	72,628	2,118,559
Cia Siderurgica Nacional SA (Brazil)(a)(b)	283,233	1,897,661
POSCO (South Korea)(a)(b)	32,471	2,344,406
Ternium SA (Mexico)*(a)	60,693	2,357,316
Total Iron / Steel		8,717,942

Lodging – 2.7%
Huazhu Group Ltd. (China)*(a)(b)	40,001	2,196,055

Mining – 6.8%
Rio Tinto PLC (Australia)(a)(b)	27,529	2,137,627
Sibanye Stillwater Ltd. (South Africa)(a)(b)	190,373	3,400,062
Total Mining		5,537,689

Semiconductors – 8.1%
ASML Holding NV (Netherlands)	6,998	4,320,285
NXP Semiconductors NV (Netherlands)	11,431	2,301,518
Total Semiconductors		6,621,803

Telecommunications – 5.4%
Nice Ltd. (Israel)*(a)	20,200	4,402,994

Transportation – 3.1%
Danaos Corp. (Greece)*	51,112	2,535,666
Total Common Stocks
(Cost $60,222,323)		80,801,672

RIGHT – 0.0%**

Chemicals – 0.0%**
Sociedad Quimica y Minera de Chile SA (Chile), expires 04/26/21*
(Cost $0)	7,401	22,943

MONEY MARKET FUNDS – 6.4%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.04%(c)(d)	808,000	808,000
Invesco Government & Agency Portfolio - Private Investment Class, 0.03%(c)	969,128	969,128
Invesco STIT - Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	1,268,000	1,268,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.04%(c)(d)	2,234,000	2,234,000

Total Money Market Funds
(Cost $5,279,128)		5,279,128
REPURCHASE AGREEMENTS – 5.1%(d)
Citigroup Global Markets, Inc., dated 03/31/21, due 04/01/21, 0.01%, total to be received $1,974,885, (collateralized by various U.S. Government Agency Obligations, 1.13%-4.00%, 05/15/23-09/15/57, totaling $2,010,330)	$1,974,884	1,974,884
Daiwa Capital Markets America, dated 03/31/21, due 04/01/21, 0.01%, total to be received $1,974,885, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 05/04/21-04/01/51, totaling $2,008,810)	1,974,884	1,974,884

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
HSBC Securities USA, Inc., dated 03/31/21, due 04/01/21, 0.00%, total to be received $225,227, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.25%, 08/31/21-02/15/51, totaling $228,929)	$225,227	$225,227
Total Repurchase Agreements
(Cost $4,174,995)		4,174,995

Total Investments – 110.0%
(Cost $69,676,446)		90,278,738
Liabilities in Excess of Other Assets – (10.0%)		(8,259,444)
Net Assets – 100.0%		$82,019,294

PLC - Public Limited Company

*	Non-income producing security.
**	Less than 0.05%.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $22,131,027; the aggregate market value of the collateral held by the fund is $22,596,983. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $14,111,988.
(c)	Rate shown reflects the 7-day yield as of March 31, 2021.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$80,801,672	$–	$–	$80,801,672
Right	22,943	–	–	22,943
Money Market Funds	5,279,128	–	–	5,279,128
Repurchase Agreements	–	4,174,995	–	4,174,995
Total	$86,103,743	$4,174,995	$–	$90,278,738

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Airlines	2.4%
Apparel	3.8
Auto Manufacturers	2.5
Banks	7.2
Biotechnology	7.6
Building Materials	5.3
Chemicals	2.6
Commercial Services	2.2
Computers	3.2
Electrical Components & Equipment	2.4
Energy - Alternate Sources	3.2
Healthcare - Products	1.9
Home Furnishings	2.5
Internet	15.0
Iron / Steel	10.6
Lodging	2.7
Mining	6.8
Semiconductors	8.1
Telecommunications	5.4
Transportation	3.1
Money Market Funds	6.4
Repurchase Agreements	5.1
Total Investments	110.0
Liabilities in Excess of Other Assets	(10.0)
Net Assets	100.0%